UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$136,296	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ACT MFG INC COM
000973107
$725
66,250
Sole
None
66,250
ALLTEL CORP COM
020039103
$631
12,034
Sole
None
12,034
AMERICAN EXPRESS CO COM
025816109
$785
19,000
Sole
None
19,000
AMERICAN INTL GROUP COM
026874107
$967
12,009
Sole
None
12,009
AMERIPATH INC COM
03071D109
$4,472
217,500
Sole
None
217,500
AOL TIME WARNER INC COM
00184a105
$205
5,100
Sole
None
5,100
AT&T CORP COM
001957505
$578
27,117
Sole
None
27,117
BAKER HUGHES INC COM
057224107
$1,334
36,750
Sole
None
36,750
BANKAMERICA CORP NEW COM
060505104
$582
10,633
Sole
None
10,633
BRIGHT HORIZON FAMILY COM
109195107
$1,766
74,500
Sole
None
74,500
BRINKER INTL INC COM
109641100
$2,445
87,620
Sole
None
87,620
BRISTOL MYERS SQUIBB COM
110122108
$401
6,750
Sole
None
6,750
BRITISH PETE PLC AMERN SH
055622104
$782
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$1,937
58,266
Sole
None
58,266
CANADIAN NATL RY CO COM
136375102
$1,092
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$726
7,500
Sole
None
7,500
CATERPILLAR INC DEL COM
149123101
$1,209
27,250
Sole
None
27,250
CENDANT CORP COM
151313103
$2,024
138,750
Sole
None
138,750
CENTEX CORP COM
152312104
$783
18,800
Sole
None
18,800
CENTURYTEL INC COM
156700106
$933
32,450
Sole
None
32,450
CHART INDS INC COM
16115Q100
$984
233,125
Sole
None
233,125
CISCO SYS INC COM
17275R102
$791
50,050
Sole
None
50,050
COMDISCO INC COM
200336105
$848
106,000
Sole
None
106,000
COMPUWARE
205638109
$773
79,300
Sole
None
79,300
CONSOLIDATED STORES CP
COM
210149100
$1,527
151,900
Sole
None
151,900
CROSSMANN CMNTYS INC COM
22764E109
$2,460
94,400
Sole
None
94,400
DUKE REALTY INVT INC COM
NEW
264411505
$1,239
53,500
Sole
None
53,500
EASTMAN KODAK CO COM
277461109
$1,309
32,815
Sole
None
32,815
EEX CORP COM
26842V207
$140
38,033
Sole
None
38,033
ELAN PLC ADR
284131208
$492
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$4,436
76,350
Sole
None
76,350
EOG RES INC COM
26875P101
$1,698
41,190
Sole
None
41,190
EXXON CORP COM
30231G102
$774
9,554
Sole
None
9,554
FIRST ESSEX BANCORP
320103104
$1,074
54,750
Sole
None
54,750
FIRST UN CORP COM
337358105
$2,592
78,546
Sole
None
78,546
FIRSTMERIT CORP COM
337915102
$2,625
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,535
34,500
Sole
None
34,500
FORD MTR CO DEL COM
345370860
$311
11,076
Sole
None
11,076
FRANKLIN RES INC COM
354613101
$465
11,900
Sole
None
11,900
GATX CORP COM
361448103
$1,321
31,100
Sole
None
31,100
GENCORP INC COM
368682100
$1,029
96,874
Sole
None
96,874
GENERAL ELEC CO COM
369604103
$620
14,822
Sole
None
14,822
GENERAL MTRS CORP CL H
NEW
370442832
$356
18,231
Sole
None
18,231
GENERAL MTRS CORP COM
370442105
$884
17,051
Sole
None
17,051
HALLIBURTON CO COM
406216101
$1,570
42,710
Sole
None
42,710
HARTFORD FINL SVCS COM
416515104
$743
12,600
Sole
None
12,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,549
63,299
Sole
None
63,299
HEWLETT-PACKARD
428236103
$1,660
53,074
Sole
None
53,074
HILFIGER TOMMY CORP ORD
G8915Z102
$1,318
102,600
Sole
None
102,600
HORACE MANN EDUCTR CP
COM
440327104
$1,373
77,594
Sole
None
77,594
HUFFY CORP COM
444356109
$280
42,650
Sole
None
42,650
INTEL CORP COM
458140100
$2,797
106,292
Sole
None
106,292
INTERNATIONAL BUS MACH
COM
459200101
$277
2,880
Sole
None
2,880
INTL PAPER CO COM
460146103
$273
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,023
26,400
Sole
None
26,400
J P MORGAN CHASE & CO COM
46625H100
$1,132
25,216
Sole
None
25,216
KENNAMETAL INC COM
489170100
$1,653
60,100
Sole
None
60,100
KIMBERLY CLARK CORP COM
494368103
$461
6,795
Sole
None
6,795
LEHMAN BROS HLDGS INC COM
524908100
$2,893
46,140
Sole
None
46,140
LOEWS CORP COM
540424108
$1,292
21,744
Sole
None
21,744
MASSEY ENERGY CORP COM
576206106
$828
34,600
Sole
None
34,600
MENTOR CORP MINN COM
587188103
$689
30,600
Sole
None
30,600
MERCK & CO INC COM
589331107
$3,903
51,419
Sole
None
51,419
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$427
7,972
Sole
None
7,972
MOTOROLA
620076109
$1,219
85,470
Sole
None
85,470
NATIONAL CITY CORP COM
635405103
$839
31,376
Sole
None
31,376
NATIONAL SEMICONDUCTOR
COM
637640103
$2,889
108,002
Sole
None
108,002
NATIONWIDE FINL SVCS CL A
638612101
$1,231
32,400
Sole
None
32,400
NORDSON CORP COM
655663102
$1,643
63,200
Sole
None
63,200
NORDSTROM INC
655664100
$1,791
109,990
Sole
None
109,990
OMNICARE INC COM
681904108
$1,051
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,688
112,700
Sole
None
112,700
OWENS & MINOR INC NEW COM
690732102
$2,886
174,604
Sole
None
174,604
PAUL-SON GAMING
703578104
$31
11,300
Sole
None
11,300
PFIZER INC COM
717081103
$391
9,540
Sole
None
9,540
PHARMACIA CORP COM
71713U102
$206
4,080
Sole
None
4,080
POLYONE CORP COM
73179p106
$394
43,325
Sole
None
43,325
PROGRESSIVE CORP OHIO COM
743315103
$5,063
52,173
Sole
None
52,173
QUALITY DINING INC COM
74756P105
$188
77,000
Sole
None
77,000
READERS DIGEST ASSN INC
COMMON
755267101
$1,474
53,650
Sole
None
53,650
SBC COMMUNICATIONS INC
COM
78387G103
$2,214
49,615
Sole
None
49,615
SCHLUMBERGER LTD COM
806857108
$3,056
53,050
Sole
None
53,050
SCI SYSTEMS INC
783890106
$1,702
93,500
Sole
None
93,500
SCOTTS CO CL A
810186106
$2,128
55,920
Sole
None
55,920
SCUDDER NEW ASIA FD COM
811183102
$445
49,350
Sole
None
49,350
SIMON PPTY GROUP NEW COM
828806109
$868
33,902
Sole
None
33,902
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,720
79,964
Sole
None
79,964
STERIS CORP COM
859152100
$2,391
169,552
Sole
None
169,552
TENET HEALTHCARE CORP COM
88033G100
$767
17,440
Sole
None
17,440
TERADYNE INC COM
880770102
$2,412
73,100
Sole
None
73,100
TEXACO INC COM
881694103
$548
8,250
Sole
None
8,250
TOLL BROTHERS INC COM
889478103
$344
8,934
Sole
None
8,934
TRANSOCEAN SEDCO FOREX
INC
g90078109
$3,038
70,079
Sole
None
70,079
TRW INC COM
872649108
$2,061
60,629
Sole
None
60,629
UBS AG ORD
H8920M855
$658
4,568
Sole
None
4,568
VERITAS SOFTWARE CO COM
923436109
$352
7,620
Sole
None
7,620
VERIZON COMMUNICATIONS
COM
92343V104
$1,683
34,131
Sole
None
34,131
VODAFONE GROUP PLC
92857W100
$217
7,987
Sole
None
7,987
WAL-MART STORES
931142103
$242
4,800
Sole
None
4,800
WILD OATS MARKETS INC COM
96808B107
$2,058
227,834
Sole
None
227,834
WORLDCOM INC COM
98157D106
$1,608
86,056
Sole
None
86,056









$136,296